Issued Share Capital and Other Reserves	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Issued share capital and other reserves
16.	Issued share capital and other reserves

As at December 31, 2018, 2017, and 2016, the authorized and subscribed share capital was comprised of 403,032,520, 403,001,760, and 403,001,760 shares, respectively, at a par value €0.000625 each. As at December 31, 2018, 2017, and 2016, the Company had 183,901,040, 167,258,400, and 149,924,000 ordinary shares issued and fully paid, respectively.

The Group has incentive stock option plans under which options to subscribe to the Company’s share capital have been granted to executives and certain employees. Options exercised under these plans are settled via either the issuance of new shares or issuance of shares from treasury.

On November 13, 2012, the Group entered into an equity financing agreement with new and existing shareholders for the issuance of 4,204,120 ordinary shares for total gross proceeds of €79 million and incurred transaction costs of €3 million in addition to the shares received, the new investors also received contingent options that provided downside protection (meaning that the new investors are eligible to receive additional shares at certain valuations in the event of certain triggering events such as a trade sale, public listing, or liquidation). The contingent options were determined to be embedded derivatives which required separation from the equity issuance. The contingent options recognized as a derivative liability upon issuance were valued at €39 million at December 31, 2012. Upon the direct listing, the contingent options expired at no value.

On November 20, 2013, the Group entered into an equity financing agreement with new investors for the issuance of 8,233,160 shares. On December 19, 2013, the first closing occurred and the Group issued 5,584,160 shares for total gross proceeds of €123 million and incurred transaction costs of €2 million. The second closing occurred on January 17, 2014, whereby 2,649,000 ordinary shares were issued for total gross proceeds of €58 million. In addition to the shares received in December 2013, the new investors also received contingent options that provided downside protection (meaning that the new investors are eligible to receive additional shares at certain valuations in the event of certain triggering events such as a trade sale, public listing, or liquidation). The contingent options were determined to be embedded derivatives, which required separation from the equity issuance. The contingent options recognized as a derivative liability upon issuance were valued at €31 million at December 31, 2013. Upon the direct listing, the contingent options expired at no value.

On April 17, June 9, and July 15, 2015, the Group entered into an equity financing agreement with new and existing shareholders for the issuance of 9,484,880 ordinary shares for total gross proceeds of €479 million and incurred transaction costs of €5 million. In addition to the shares received, the new investors also received contingent options that provided downside protection (meaning that the new investors are eligible to receive additional shares at certain valuations in the event of certain triggering events such as a trade sale, public listing, or liquidation). The contingent options were determined to be embedded derivatives, which required separation from the equity issuance. The contingent options are recognized as a derivative liability and were valued at €87 million upon issuance. Upon the direct listing, the contingent options expired at no value.

On October 17, 2016, the Group issued, for €27 million in cash, warrants to acquire 5,120,000 ordinary shares to certain members of key management. The exercise price of each warrant is US$50.61, which was equal to 1.2 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through October 17, 2019.

On July 13, 2017, the Group issued, for €9 million in cash, a warrant to acquire 1,600,000 ordinary shares to a holder that is an employee and a member of management of the Group. The exercise price of each warrant is US$89.73, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through July 2020.

On December 15, 2017, the Group issued 8,552,440 ordinary shares in exchange for a non-controlling equity interest in TME valued at €910 million. For further details, please see Note 22. The ordinary shares issued are subject to certain transfer restrictions for a period of up to three years from December 15, 2017, subject to limited exceptions, including transfers with the Group’s prior consent; transfers to certain permitted transferees; transfers pursuant to a tender offer or exchange offer recommended by the Group’s board of directors for a majority of the Group’s issued and outstanding securities; transfers pursuant to mergers, consolidations, or other business combination transactions approved by the Group’s board of directors; transfers to the Group or any of its subsidiaries; or transfers that are necessary to avoid regulation as an “investment company” under the U.S. Investment Company Act of 1940, as amended.

On December 15 and 29, 2017, the Group entered into exchange agreements with holders of a portion of its Convertible Notes, pursuant to which the Group exchanged an aggregate of US$411 million in principal of Convertible Notes, plus accrued interest of US$37 million, for an aggregate of 6,554,960 ordinary shares.

In January 2018, the Group entered into an exchange agreement with holders of the remaining balance of its Convertible Notes, pursuant to which the Group exchanged the remaining of $628 million of Convertible Notes, plus accrued interest, for 9,431,960 ordinary shares.

On February 16, 2018, the Company issued 10 beneficiary certificates per ordinary share held of record to entities beneficially owned by the Group’s founders, Daniel Ek and Martin Lorentzon. The beneficiary certificates carry no economic rights and are issued to provide the holders of such beneficiary certificates with additional voting rights. The beneficiary certificates, subject to certain exceptions, are non-transferable and shall be automatically canceled for no consideration in the case of sale or transfer of the ordinary share to which they are linked. The Company may issue additional beneficiary certificates under the total authorized amount at the discretion of its Board of Directors, of which the Group’s founders are members. As of December 31, 2018, the Group’s founders held 364,785,640 beneficiary certificates.

On March 7, 2018, the Company issued 5,740,000 ordinary shares to our Netherlands subsidiary at par value and subsequently repurchased those shares at the same price. These shares are held in treasury in order to facilitate the fulfillment of employee exercises under the Company’s ESOP and RSU plans. Similar future transactions are expected to take place to fulfill future option exercises.

On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the NYSE. Upon the direct listing, the option for the Convertible Noteholders to unwind the January 2018 exchange transaction expired and, as a result, the Company reclassified the Convertible Notes balance of €1.1 billion to Other paid in capital within Equity.

On November 5, 2018, the Company announced that it would commence a share repurchase program beginning in the fourth quarter of 2018. Repurchases of up to 10,000,000 of the Company’s ordinary shares have been authorized by the Company’s general meeting of shareholders and the Board of Directors approved such repurchase up to the amount of $1.0 billion. The repurchase program will expire on April 21, 2021. Through December 31, 2018, there have been 687,271 shares repurchased under this program.

No dividends were paid during the year or are proposed.

All outstanding shares have equal rights to vote at general meetings.

For the year end December 31, 2018, the Company repurchased, in total, 6,427,271 of its own ordinary shares and reissued 3,382,312 treasury shares upon the exercise of stock options and restricted stock units. The Company did not repurchase its own ordinary shares nor reissue treasury shares during the years ended December 31, 2017 and 2016. As of December 31, 2018 and 2017, the Company had 3,044,959 and 0 ordinary shares held as treasury shares, respectively.

Other reserves

	2018	2017	2016
	(in € millions)
Currency translation
At January 1	(7)	(4)	8
Currency translation	(6)	(3)	(12)
Gains reclassified to consolidated statement of operations	(2)
At December 31	(15)	(7)	(4)
Short term investments
At January 1	(5)	(4)	—
Losses on fair value that may be subsequently reclassified to consolidated statement of operations	(2)	(2)	(4)
Losses reclassified to consolidated statement of operations	2	1	—
Deferred tax on unrealized losses	1	—	—
At December 31	(4)	(5)	(4)
Long term investments
At January 1	(11)	—	—
Gains on fair value not to be subsequently reclassified to consolidated statement of operations	720	(11)	—
Deferred tax on unrealized gains	(148)	—	—
At December 31	561	(11)	—
Cash flow hedges
At January 1	—	—	—
Gains on fair value that may be subsequently reclassified to consolidated statement of operations	1	—	—
Gains reclassified to revenue	(5)	—	—
Losses reclassified to cost of revenue	3	—	—
At December 31	(1)	—	—
Share-based payments
At January 1	200	130	77
Share-based payments (Note 17)	88	67	53
Income tax impact associated with share-based payments (Note 10)	48	3	—
Restricted stock units withheld for employee taxes	(2)	—	—
At December 31	334	200	130
Other reserves at December 31	875	177	122

Currency translation reserve comprises foreign exchange differences arising from the translation of the financial statements of foreign operations into the reporting currency.

Short term investment reserve recognizes the unrealized fair value gains and losses on debt instruments held at fair value through OCI.

Long term investment reserve recognizes the unrealized fair value gains and losses on equity instruments held at fair value through OCI.

Cash flow hedge reserve recognizes the unrealized gains and losses on the effective portion of foreign exchange forward contracts designated for hedging.

Share-based payments reserve recognizes the grant date fair value of equity-settled awards provided to employees as part of their remuneration. For further details, please see Note 17.